RECLASSIFICATION OF EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
RECLASSIFICATION OF EXPENSES [Text Block]

24. RECLASSIFICATION OF EXPENSES

During the first quarter of 2021, the Corporation updated its expense classification to align the presentation with how Management views the business internally and to make its reporting more relevant and comparable to other technology enabled platform companies. The prior period comparatives have been reclassified to conform to the current period presentation. As part of this reclassification, Foreign exchange gain/loss is no longer included in Total operating expenses. The reclassification did not result in a change in Income (Loss) before income taxes. Under the current presentation, Employment costs, Marketing and communications, Technology services and Other operating expenses are now reclassified as Sales and marketing, Research and development and General and administrative.

Sales and marketing

Sales and marketing expenses consist primarily of employment costs, including share-based compensation expense and other personnel related expenses, for business development, marketing, account management, data analytics, partner delivery and other partner and customer facing functions. Other costs within sales and marketing include travel-related expenses, marketing agency and brand management costs, certain corporate overhead allocations and other general marketing expenses.

Research and development

Research and development expenses consist primarily of employment costs, including share-based compensation expense and other personnel related expenses, for product-related functions including product management, engineering, web design and development and product delivery resources. These costs also include certain corporate overhead allocations.

General and administrative

General and administrative expenses consist of employment costs, including share-based compensation expense and other personnel related expenses, for finance, accounting and treasury, legal, human resources, and the majority of the executive team. These costs also include corporate insurance, certain professional fees and software license costs, and other general corporate expenses.

The following are the classification of expenses for the year ended December 31, 2020 under the previous and current presentations.

Previous presentation:

For the year ended December 31	2020
OPERATING EXPENSES
Employment costs	$24,659
Marketing and communications	1,220
Technology services	2,767
Depreciation and amortization	4,859
Foreign exchange gain	(671)
Other operating expenses	6,724
Impairment charges	1,798
Total Operating Expenses	$41,356

Current presentation:

For the year ended December 31	2020
OPERATING EXPENSES
Sales and marketing	$14,242
Research and development	10,725
General and administrative	10,403
Depreciation and amortization	4,859
Impairment charges	1,798
Total Operating Expenses	$42,027

Foreign exchange gain	(671)
$41,356